Exhibit 99.1

Nissan Auto Receivables 2018-A Owner Trust

Servicer’s Certificate

Collection Period	30-Apr-18	30/360 Days	30	Collection Period Start	1-Apr-18
Distribution Date	15-May-18	Actual/360 Days	29	Collection Period End	30-Apr-18
				Prior Month Settlement Date	16-Apr-18
				Current Month Settlement Date	15-May-18

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,114,467,625.30	1,048,045,064.24	1,015,215,984.94	0.974607
Yield Supplement Overcollaterization		72,800,953.50	66,750,454.88	63,832,909.00
Total Adjusted Pool Balance		1,041,666,671.80	981,294,609.36	951,383,075.94
Total Adjusted Securities		1,041,666,671.80	981,294,609.36	951,383,075.94	0.913328
Class A-1 Notes	1.90000%	200,000,000.00	139,627,937.56	109,716,404.14	0.548582
Class A-2a Notes	2.39000%	295,000,000.00	295,000,000.00	295,000,000.00	1.000000
Class A-2b Notes	1.98688%	75,000,000.00	75,000,000.00	75,000,000.00	1.000000
Class A-3 Notes	2.65000%	300,000,000.00	300,000,000.00	300,000,000.00	1.000000
Class A-4 Notes	2.89000%	130,000,000.00	130,000,000.00	130,000,000.00	1.000000
Certificates	0.00000%	41,666,671.80	41,666,671.80	41,666,671.80	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	29,911,533.42	213,708.32	149.5576671	1.0685416
Class A-2a Notes	0.00	587,541.67	—	1.9916667
Class A-2b Notes	0.00	120,040.67	—	1.6005423
Class A-3 Notes	0.00	662,500.00	—	2.2083333
Class A-4 Notes	0.00	313,083.33	—	2.4083333
Certificates	0.00	0.00	—	—

Total Securities	29,911,533.42	1,896,873.99

I. COLLECTIONS

Interest:
Interest Collections	2,124,516.93
Repurchased Loan Proceeds Related to Interest	0.00

Total Interest Collections	2,124,516.93

Nissan Auto Receivables 2018-A Owner Trust

Servicer’s Certificate

Principal:
Principal Collections	32,046,945.73
Repurchased Loan Proceeds Related to Principal	0.00

Total Principal Collections	32,046,945.73
Recoveries of Defaulted Receivables	186,668.29

Total Collections	34,358,130.95

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	48,155	981,294,609.36
Total Principal Payment		29,911,533.42

	47,498	951,383,075.94

III. DISTRIBUTIONS

Total Collections		34,358,130.95
Reserve Account Draw		0.00
Total Available for Distribution		34,358,130.95
1. Reimbursement of Advance		0.00
2. Servicing Fee:
Servicing Fee Due		873,370.89
Servicing Fee Paid		873,370.89
Servicing Fee Shortfall		0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall		0.00
Class A-1 Notes Interest on Interest Carryover Shortfall		0.00
Class A-1 Notes Monthly Interest Distributable Amount		213,708.32
Class A-1 Notes Monthly Interest Paid		213,708.32
Change in Class A-1 Notes Interest Carryover Shortfall		0.00

Nissan Auto Receivables 2018-A Owner Trust

Servicer’s Certificate

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	587,541.67
Class A-2a Notes Monthly Interest Paid	587,541.67
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	120,040.67
Class A-2b Notes Monthly Interest Paid	120,040.67
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	662,500.00
Class A-3 Notes Monthly Interest Paid	662,500.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2018-A Owner Trust

Servicer’s Certificate

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	313,083.33
Class A-4 Notes Monthly Interest Paid	313,083.33
Change in Class A-4 Notes Interest Carryover Shortfall	0.00
Total Note Monthly Interest
Total Note Monthly Interest Due	1,896,873.99
Total Note Monthly Interest Paid	1,896,873.99
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00
Total Available for Principal Distribution	31,587,886.07
4. Total Monthly Principal Paid on the Notes	29,911,533.42
Total Noteholders’ Principal Carryover Shortfall	0.00
Total Noteholders’ Principal Distributable Amount	29,911,533.42
Change in Total Noteholders’ Principal Carryover Shortfall	0.00
5. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Change in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	1,676,352.65
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Certificateholder	1,676,352.65

Nissan Auto Receivables 2018-A Owner Trust

Servicer’s Certificate

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,604,166.68
Required Reserve Account Amount		2,604,166.68
Beginning Reserve Account Balance		2,604,166.68
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,604,166.68
Required Reserve Account Amount for Next Period		2,604,166.68

VI. POOL STATISTICS

Weighted Average Coupon		2.44%
Weighted Average Remaining Maturity		52.61

	Amount	Number
Principal on Defaulted Receivables	782,133.57	32
Principal Recoveries of Defaulted Receivables	186,668.29

Monthly Net Losses	595,465.28
Pool Balance at Beginning of Collection Period	1,048,045,064.24
Net Loss Ratio for Third Preceding Collection Period	0.00%
Net Loss Ratio for Second Preceding Collection Period	0.14%
Net Loss Ratio for Preceding Collection Period	0.53%
Net Loss Ratio for Current Collection Period	0.68%
Four-Month Average Net Loss Ratio	0.34%
Cumulative Net Losses for all Periods	1,208,849.57

Nissan Auto Receivables 2018-A Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	2,230,950.36	93	0.22%
61-90 Days Delinquent	598,413.37	26	0.06%
91-120 Days Delinquent	27,088.55	3	0.00%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	2,856,452.28	122	0.28%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Second Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Preceding Collection Period	0.03%	0.03%
Delinquency Ratio for Current Collection Period	0.06%	0.06%
Four-Month Average Delinquency Ratio	0.02%	0.02%
60 Day Delinquent Receivables	625,501.92
Delinquency Percentage	0.06%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?			NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

4. Has there been an issuance of notes or other securities backed by the Receivables?			NO

5. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO